Related Party Transactions - Summary of Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Transactions
General and administrative expense	$ 14,508	$ 12,627	$ 11,798
Vessel operating costs	60,015	55,424	52,582
Commitment fee on revolving credit facility (Note 6)	304	369	270
GasLog Ltd.
Transactions
Interest on revolving credit facility (Note 6)	3,224	413	1,680
Commitment fee on revolving credit facility (Note 6)	396	567	14
Interest on interest rate swaps (Note 15)	2,053	549	0
GasLog Ltd. | Commercial management fee
Transactions
General and administrative expense	4,320	4,114	3,628
GasLog Ltd. | Administrative services fee
Transactions
General and administrative expense	6,547	4,802	3,822
GasLog Ltd. | Professional and advisory fees
Transactions
General and administrative expense	0	0	735
GasLog LNG Services
Transactions
Construction supervision fees	0	982	1,675
GasLog LNG Services | Management fees and other vessel management expenses
Transactions
Vessel operating costs	6,072	5,526	4,920
GasLog LNG Services | Other vessel operating costs
Transactions
Vessel operating costs	$ 107	$ 75	$ 175

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).